Fair Value Measurements - Significant Unobservable Inputs in Level 3 Instrument Valuations (Details) - Level 3 $ in Millions	6 Months Ended
Apr. 30, 2026 CAD ($)
Disclosure of fair value measurement of assets [line items]
Fair value liabilities	$ 135
Corporate equity
Disclosure of fair value measurement of assets [line items]
Fair value of assets	$ 6,007
Corporate equity | Low
Disclosure of fair value measurement of assets [line items]
Multiple	6
Corporate equity | High
Disclosure of fair value measurement of assets [line items]
Multiple	21
Other assets
Disclosure of fair value measurement of assets [line items]
Fair value of assets	$ 1,371
Other assets | Low
Disclosure of fair value measurement of assets [line items]
Capitalization rate	6.00%
Other assets | High
Disclosure of fair value measurement of assets [line items]
Capitalization rate	7.00%